Summary of Significant Accounting Policies - Summarizes Change in Capitalized Dry-Docking Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	$ 925,249
Gain (loss) on sale and (write-down) of assets (note 19)	8,888	$ (92,368)	$ (69,446)
Balance at the end of the year	429,987	925,249
Dry-Docking Activity
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	62,914	67,527	71,807
Costs incurred for dry docking	15,792	23,042	28,546
Dry-dock amortization	(26,666)	(27,123)	(27,851)
Gain (loss) on sale and (write-down) of assets (note 19)	(566)	(532)	(4,975)
Balance at the end of the year	$ 51,474	$ 62,914	$ 67,527